Alger International Small Cap Fund - A Investment Strategy - Class A C Shares [Member] - Alger International Small Cap Fund - A	Jun. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is sub-advised by Redwood Investments, LLC (“Redwood” or the “Sub-Adviser”), an affiliate of the Manager (Redwood and the Manager are collectively referred to as the “Manager,” where applicable). Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Redwood and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Redwood. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.Redwood employs a fundamental investment process that seeks companies it believes are: (1) high quality, (2) attractively valued, and (3) where Redwood believes that future earnings and free cash flow growth will be meaningfully above market expectations. High quality companies are those companies that Redwood believes offer durable competitive advantages, capable management teams, and prudent financial management. Redwood focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth. The Fund invests primarily in equity securities of international small cap companies. Additionally, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of small cap companies. International companies are companies generally defined by a third party, or in certain circumstances by the Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the United States; or (iv) that are included in the MSCI World ex-USA Small Cap Index. The Fund normally focuses its international investments in developed countries, but may also invest in emerging market countries. The Fund always invests in at least three non-U.S. countries. Small cap companies are companies that, at the time of purchase of the securities, have a total market capitalization in the range of (i) companies included in the MSCI World ex-USA Small Cap Index, or (ii) $500 million to $8 billion. Because small cap companies are defined, in part, by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. At May 30, 2025, the market capitalization of the companies in the MSCI World ex-USA Small Cap Index ranged from $133 million to $14.2 billion. The Fund generally holds approximately 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the industrials, financials, consumer discretionary, and information technology sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Sub-Adviser believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.